Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2017
Other Current Assets [Abstract]
Other Current Assets
	December 31, 2016	June 30, 2017
Inventories	$12,988	$13,807
Deferred mobilization expenses	6,351	1,469
Prepayments and advances	10,500	12,597
Intangible assets, net	-	1,124
Other	85	20
Total	$29,924	$29,017